May. 01, 2016
Ultra Series Fund

Supplement dated May 20, 2016

This Supplement amends the Prospectus for the Ultra Series Madison Target Retirement 2020 Fund, Ultra Series Madison Target Retirement 2030 Fund, Ultra Series Madison Target Retirement 2040 Fund, and Ultra Series Madison Target Retirement 2050 Funds dated May 1, 2016

Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Fund

Ultra Series Fund | Madison Target Retirement 2020 Fund
Principal Investment Strategies
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

Ultra Series Fund | Madison Target Retirement 2030 Fund
Principal Investment Strategies
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

Ultra Series Fund | Madison Target Retirement 2040 Fund
Principal Investment Strategies
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

Ultra Series Fund | Madison Target Retirement 2050 Fund
Principal Investment Strategies
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.